PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Computer equipment at a cost	$ 5,090		$ 5,090
Useful life years	3 years		3 years
Depreciation	$ 424	$ 71	$ 1,343